INCOME TAXES (Detail) - USD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2014	Dec. 31, 2015
Income Tax Disclosure [Abstract]
State franchise tax expense, net of refunds	$ 689	$ 18	$ 155
Tax loss carry forward				$ 69,193